RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Commercial Transactions with Related Parties) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of transactions between related parties [line items]
CHNR's share of office rental, rates and others to Anka Consultants Limited ('Anka') | ¥	[1]		¥ 1,316	¥ 953	¥ 918
Sales of equipment to Wuhu Industrial | ¥	[2]		1,056
Purchase of raw ore from Empressa Minera Jacha Uru S.A. ('Jacha Uru') | ¥	[3]		¥ 240	¥ 20	¥ 11
USD [Member]
Disclosure of transactions between related parties [line items]
CHNR's share of office rental, rates and others to Anka Consultants Limited ('Anka') | $	[1]	$ 202
Sales of equipment to Wuhu Industrial | $	[2]	162
Purchase of raw ore from Empressa Minera Jacha Uru S.A. ('Jacha Uru') | $	[3]	$ 37

[1]	On September 1, 2013, the Company signed an office sharing agreement with Anka, a private Hong Kong company that is owned by certain directors of the Company. Pursuant to the agreement, the Company shared 119 square meters out of the total of 368 square meters of the office premises. On April 1, 2017, the Company signed an office sharing agreement with Anka which superseded all previously signed agreements between the parties, pursuant to which the Company shares 184 square meters of the total area of the office premises. The agreement also provides that the Company shares certain costs and expenses in connection with their use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka. In 2016, Anka's lease with the unrelated landlord was extended for two years, from July 1, 2016 to June 30, 2018.
[2]	On February 22, 2017, Wuhu Feishang signed an agreement with Wuhu Industrial, controlled by Mr. Li Feilie, to dispose of certain equipment with the carrying amount of CNY1.06 million (US$0.16 million). The disposal gain was CNY0.05 million (US$0.01 million).
[3]	In 2015, 2016 and 2017, Antay Pacha purchased copper ores from Jacha Uru, a copper mine located in Bolivia and controlled by Feishang Hesheng until December 29, 2017.